Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (1,373)		$ (911)		$ (529)
Other comprehensive income (loss), before reclassifications	(456)		(315)
Amounts reclassified from other comprehensive income (loss)	93		(19)
Other comprehensive income (loss)	(363)	[1]	(334)	[1]	(382)	[1]
Purchase of noncontrolling interest			(128)
Ending balance	(1,736)		(1,373)		(911)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	49		(41)		(79)
Other comprehensive income (loss), before reclassifications	(201)		144
Amounts reclassified from other comprehensive income (loss)	35		(55)
Other comprehensive income (loss)	(166)	[1]	89	[1]	38	[1]
Purchase of noncontrolling interest			1
Ending balance	(117)		49		(41)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(826)		(810)		(620)
Other comprehensive income (loss), before reclassifications	(337)		53
Amounts reclassified from other comprehensive income (loss)	58		38
Other comprehensive income (loss)	(279)	[1]	91	[1]	(190)	[1]
Purchase of noncontrolling interest			(107)
Ending balance	(1,105)		(826)		(810)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(574)		(70)		107
Other comprehensive income (loss), before reclassifications	126		(492)
Other comprehensive income (loss)	126	[1]	(492)	[1]	(177)	[1]
Purchase of noncontrolling interest			(12)
Ending balance	(448)		(574)		(70)
Unrealized Gain (Loss) on Available for Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			2		3
Amounts reclassified from other comprehensive income (loss)			(2)
Other comprehensive income (loss)			(2)	[1]	(1)	[1]
Ending balance					2
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22)		8		60
Other comprehensive income (loss), before reclassifications	(44)		(20)
Other comprehensive income (loss)	(44)	[1]	(20)	[1]	(52)	[1]
Purchase of noncontrolling interest			(10)
Ending balance	$ (66)		$ (22)		$ 8

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(4), $(19) and $(40) for the years ended December 31, 2014, 2013 and 2012, respectively.